BARCLAYS GLOBAL INVESTORS FUNDS, INC.

                               LifePath 2000 Fund

                       Supplement dated December 20, 1999
                      to the Prospectus dated July 1, 1999


                On October 27, 1999, the Board of Directors of Barclays Global Investors Funds, Inc. approved the name change of the "LifePath 2000 Fund" to the "LifePath Income Fund," effective January 1, 2000. The Fund also adopted an investment policy to invest at least 65% of its assets in income producing securities, under normal market conditions.

                Please keep this supplement with your Prospectus.